Finance Costs-Net - Summary of Finance Costs-Net (Parenthetical) (Detail) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [line items]
Net loss on settlement of debt				€ (91)	€ (4)
Exit fees				88
Other finance expense			€ (10)	€ (12)	€ 5
Capitalisation rate			6.00%	6.00%	7.00%
Constellium N.V. Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument			€ 113	€ 136
Net loss on settlement of debt	€ (78)
Muscle Shoals' Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				7
Net loss on settlement of debt		€ (13)
Revolving Credit Facility 1 [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				€ 4
Pan US ABL Facility [member]
Analysis of income and expense [line items]
Interest expense on debt instrument			4
Constellium UACJ loan modification [member]
Analysis of income and expense [line items]
Other finance expense			€ (6)